Foreign Operations and Currency Translation	3 Months Ended
Jun. 30, 2012
Foreign Operations and Currency Translation
Foreign Currency Disclosure

Currency Translation

For accounts in currencies other than the U.S. dollar, the Company translates income and expense amounts at average exchange rates for the month, translates assets and liabilities at year-end exchange rates and equity at historical rates. The Company’s functional currency is the Canadian dollar, while the Company reports its currency in the US dollar. The Company records these translation adjustments as accumulated other comprehensive income (loss). Gains and losses from foreign currency transactions are included in other income (expense) in the results of operations.